Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Intangible Assets, Net [Line Items]
At cost:	$ 66,422	$ 54,382
Less: Accumulated amortization	(20,312)	(12,061)
Total	46,110	42,321
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
At cost:	58,893	47,390
Copyright and trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
At cost:	$ 7,529	$ 6,992